CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the forms of prospectuses that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund, and Neuberger Berman Risk Balanced Commodity Strategy Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement (“Amendment No. 25”), and (b) that Amendment No. 25 was filed electronically.

Dated: March 5, 2013	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary